Retirement Benefits	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
RETIREMENT BENEFITS AND SHARE-BASED COMPENSATION
RETIREMENT BENEFITS

We are a participating employer in certain retirement plans that are sponsored by Ford. As described below, Ford allocates costs to us under these plans based on the total number of participating or eligible employees at Ford Credit. Further information about these sponsored plans is available in Ford’s Annual Report on Form 10-K for the year ended December 31, 2016, filed separately with the Securities and Exchange Commission.

Employee Retirement Plans

Benefits earned under certain Ford-sponsored retirement plans are generally based on an employee’s length of service, salary, and contributions. The allocation amount can be impacted by key assumptions (e.g., discount rate and average rate of increase in compensation) that Ford uses in determining its retirement plan obligations.

Retirement plan costs allocated to Ford Credit for our employees participating in the Ford-sponsored defined benefit plans were $71 million, $86 million, and $125 million for the years ended December 31, 2014, 2015, and 2016, respectively. Allocated costs for defined contribution and savings plans were $4 million, $4 million, and $5 million for the years ended December 31, 2014, 2015, and 2016, respectively. All retirement plan costs are charged to Operating expenses.

Postretirement Health Care and Life Insurance Benefits

Postretirement health care and life insurance benefits are provided under certain Ford plans, which provide benefits to retired salaried employees in the United States and Canada. Our employees generally may become eligible for these benefits if they retire while working for us; however, benefits and eligibility rules may be modified from time to time.

Postretirement health care and life insurance costs allocated to Ford Credit for our employees participating in the Ford-sponsored plans were $4 million, $4 million, and $3 million for the years ended December 31, 2014, 2015, and 2016, respectively, and were charged to Operating expenses.